Shareholder Report, Line Graph (Details)	6 Months Ended	12 Months Ended	19 Months Ended
	Jan. 31, 2025	Jan. 31, 2025	Jan. 31, 2025
C000243161 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	7.90%	17.00%	15.27%
C000243162 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	8.35%	19.35%	15.20%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	10.12%	26.38%	24.24%